Taxation - Unrecognized Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Accelerated capital deductions	$ 4,357	$ 1,254
Short term timing differences	242,463	293,196
Pre-trading tax losses	5,898,610	5,645,504
Trading tax losses	48,066,715	44,394,169
Deferred tax assets	$ 54,212,145	50,334,123
Unrecognized deferred tax assets		98,960,000
Pre-trading capital expenses		(50,490,000)
Pre-trading capital losses		50,970,000
Pre-trading tax losses		$ 98,490,000